                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08455

                      Morgan Stanley Global Advantage Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2004

Date of reporting period: May 31, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY GLOBAL ADVANTAGE FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT

FOR THE YEAR ENDED MAY 31, 2004

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED MAY 31, 2004

                                                   MORGAN
                                                  STANLEY
                                                  CAPITAL       LIPPER
                                            INTERNATIONAL       GLOBAL
                                             (MSCI) WORLD        FUNDS
CLASS A     CLASS B    CLASS C    CLASS D        INDEX(1)     INDEX(2)
 21.99%      21.12%     21.05%     22.22%          23.60%       24.43%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

Global equity markets staged a recovery during the 12-month period ended May 31, 2004 after falling markets eroded investor confidence in 2001-2002. The market began to rally at the outset of the U.S.-Iraq conflict on speculation that a swift conclusion would lead to improving global economic and geopolitical conditions. Stimulative economic and monetary policy served to boost investor confidence as well. In the fall of 2003 a strong U.S. gross domestic product growth report, manufacturing activity measures and consumer confidence increases demonstrated that economic conditions were indeed improving. In early 2004, however, investors became concerned with the "jobless" nature of the economic recovery, especially in the U.S. These fears abated after strong April and May employment figures came out. In the final month of the period, Federal Reserve Chairman Alan Greenspan hinted that interest rates might rise to stem inflationary concerns in a shift from previous policy bias.

From a geographical perspective, almost every region returned positive results due to the global nature of the economic recovery. Japanese equities were among the leading asset classes, along with other Asian markets. Near the end of the period fears of restrictive monetary policy by Chinese central banks hurt sentiment in the Japanese market. However, Japan's economy remains on solid footing. Export growth to the U.S. and China, improved domestic consumer spending and increased pricing power lend support to the case for a sustainable economic recovery. The Japanese property market showed particularly encouraging signs during the period. The European economy, on the other hand, lagged the global economy due to a combination of a strong currency, a less stimulative central bank, and structural hindrances such as rigid labor laws and high corporate tax rates. Despite these factors, European equities performed strongly as they benefited from increasing global demand.

Cyclical sectors with potential for rapid growth led the market for most of 2003. Information technology (especially semiconductors), industrials, and basic materials (due to high demand from China) were some of the best-performing sectors. As investors became wary of interest rate hikes, however, profit-taking spread and sector leadership changed to more-defensive sectors. As a result of this shift, health care and energy led the market in the latter portion of the 12-month period.

PERFORMANCE ANALYSIS

Morgan Stanley Global Advantage Fund underperformed the Morgan Stanley Capital International (MSCI) World Index and the Lipper Global Fund Index for the 12-month period ended May 31, 2004. The Fund's stock selection in the retailing sector, namely Interactive Corp., detracted from performance. Weak operating performance and adverse margin trends in its travel business contributed to the stock underperforming its peers. Telecom stocks also hurt Fund performance, led by Vodafone. Vodafone struggled as its prospects for growth came under scrutiny, executive management underwent a change and the company's potential bid for a French mobile telephone network provider was negatively viewed by the market. Additionally, the Fund's selections in financials hindered performance due to its zero exposure to lower-quality, high-risk Japanese banks. These stocks rallied sharply after the Japanese government bailed out the struggling Resona and Ashikaga Banks in 2003 and the domestic economy began to improve.

On a more positive note, the Fund enjoyed strong performance from several of its holdings. The Fund's single-largest contributor was Mitsubishi Estate, which benefited from the improving Japanese real estate market. Automobile manufacturers Porsche and Ford performed strongly for the period as well. Porsche rallied in part due to the economic recovery increasing demand, but also due to an internal restructuring and the success of new models like the sport-utility Cayenne. The Fund bought Ford early in the period at a very attractive valuation due to its improving financial status. Xerox was another company that benefited from restructuring and an improved balance sheet to deliver strong performance. Also aiding performance were consumer electronics stocks Matsushita and Philips Electronics as well as luxury-goods manufacturer Richemont.

TOP 10 HOLDINGS

Pfizer, Inc.                                 2.6%
Royal Dutch Petroleum Co.                    2.5
GlaxoSmithKline PLC.                         2.4
Novartis AG                                  2.2
Citigroup Inc.                               2.2
Applied Materials Inc.                       2.0
Mitsubishi Estate Co. Ltd.                   1.9
Xerox Corp.                                  1.8
Bank of America Corp.                        1.8
Cisco Systems Inc.                           1.8

TOP FIVE COUNTRIES

U.S.A.                                      45.9%
Japan                                       14.9
United Kingdom                               9.2
Netherlands                                  8.5
Germany                                      5.0

DATA AS OF MAY 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP TEN HOLDINGS AND TOP FIVE COUNTRIES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED AS A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 65% OF ITS ASSETS IN EQUITY SECURITIES OF COMPANIES LOCATED THROUGHOUT THE WORLD (INCLUDING THE UNITED STATES). THE FUND'S EQUITY SECURITIES MAY INCLUDE COMMON STOCK, PREFERRED STOCK, DEPOSITARY RECEIPTS AND/OR CONVERTIBLE SECURITIES. THE FUND'S "SUB-ADVISOR," MORGAN STANLEY INVESTMENT MANAGEMENT LIMITED, UTILIZES FUNDAMENTAL RESEARCH TO SEEK COMPANIES THAT IT BELIEVES HAVE LONG-TERM GROWTH POTENTIAL AND/OR RELATIVELY ATTRACTIVE VALUATIONS. THE SUB-ADVISOR GENERALLY UTILIZES A BOTTOM-UP STOCK SELECTION PROCESS, BUT ALSO CONSIDERS GLOBAL INDUSTRY TRENDS IN MAKING CERTAIN INDUSTRY ALLOCATIONS. THE SUB-ADVISOR TYPICALLY SEEKS TO CONSTRUCT A PORTFOLIO OF COMPANIES REFLECTING A MIX OF BOTH "GROWTH" AND "VALUE" STYLES. THE SUB-ADVISOR EVALUATES "GROWTH" TYPE COMPANIES THROUGH ANALYSIS OF VARIOUS EARNINGS MEASURES, AND IT ASSESSES "VALUE" TYPE COMPANIES USING MEASURES SUCH AS VALUATION RELATIVE TO FREE CASH FLOW GENERATION. IN DETERMINING WHETHER TO SELL A PARTICULAR SECURITY, THE SUB-ADVISOR CONSIDERS A NUMBER OF FACTORS, INCLUDING CHANGES IN THE ISSUER'S FINANCIAL AND/OR INDUSTRY POSITION, AS WELL AS GENERAL ECONOMIC AND MARKET CONDITIONS.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

                 (This page has been left blank intentionally.)

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT


                         CLASS A@       CLASS B@       CLASS C@       CLASS D@     MSCI WORLD(1)     LIPPER(2)
Feb-1998               $       9,475   $      10,000   $      10,000   $      10,000   $      10,000   $      10,000
May-1998               $       9,826   $      10,350   $      10,350   $      10,380   $      10,521   $      10,694
Aug-1998               $       8,054   $       8,470   $       8,470   $       8,510   $       9,315   $       9,169
Nov-1998               $       9,560   $      10,030   $      10,030   $      10,110   $      10,946   $      10,321
Feb-1999               $       9,794   $      10,260   $      10,258   $      10,363   $      11,415   $      10,658
May-1999               $      10,318   $      10,792   $      10,810   $      10,926   $      11,903   $      11,185
Aug-1999               $      10,955   $      11,434   $      11,451   $      11,600   $      12,393   $      11,769
Nov-1999               $      11,631   $      12,116   $      12,143   $      12,323   $      13,269   $      12,935
Feb-2000               $      12,640   $      13,139   $      13,166   $      13,399   $      13,553   $      14,663
May-2000               $      12,097   $      12,557   $      12,584   $      12,836   $      13,521   $      13,855
Aug-2000               $      13,002   $      13,460   $      13,487   $      13,791   $      14,020   $      14,684
Nov-2000               $      10,670   $      11,033   $      11,060   $      11,328   $      12,255   $      12,773
Feb-2001               $       9,777   $      10,091   $      10,108   $      10,387   $      11,617   $      12,385
May-2001               $       9,452   $       9,735   $       9,752   $      10,043   $      11,500   $      12,239
Aug-2001               $       8,289   $       8,518   $       8,536   $       8,805   $      10,461   $      11,139
Nov-2001               $       8,017   $       8,231   $       8,249   $       8,529   $      10,293   $      10,915
Feb-2002               $       7,941   $       8,139   $       8,146   $       8,461   $       9,954   $      10,674
May-2002               $       7,778   $       7,955   $       7,974   $       8,289   $      10,056   $      10,933
Aug-2002               $       6,638   $       6,762   $       6,780   $       7,073   $       8,662   $       9,431
Nov-2002               $       6,714   $       6,830   $       6,849   $       7,154   $       8,721   $       9,418
Feb-2003               $       5,986   $       6,084   $       6,092   $       6,386   $       7,904   $       8,503
May-2003               $       6,866   $       6,957   $       6,975   $       7,326   $       9,064   $       9,693
Aug-2003               $       7,431   $       7,519   $       7,538   $       7,933   $       9,608   $      10,355
Nov-2003               $       7,865   $       7,944   $       7,962   $       8,403   $      10,393   $      11,209
Feb-2004               $       8,593   $       8,667   $       8,696   $       9,194   $      11,409   $      12,394
May-2004               $       8,376   $       8,426   $       8,444   $       8,954   $      11,203   $      12,066

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED MAY 31, 2004

                                  CLASS A SHARES*      CLASS B SHARES**      CLASS C SHARES+     CLASS D SHARES++
                                 (SINCE 02/25/98)      (SINCE 02/25/98)     (SINCE 02/25/98)     (SINCE 02/25/98)
SYMBOL                                      GADAX                 GADBX                GADCX                GADDX
1 YEAR                                      21.99%(3)             21.12%(3)            21.05%(3)            22.22%(3)
                                            15.59(4)              16.12(4)             20.05(4)                --
5 YEARS                                     (4.08)(3)             (4.83)(3)            (4.82)(3)            (3.90)(3)
                                            (5.11)(4)             (5.16)(4)            (4.82)(4)               --
SINCE INCEPTION                             (1.95)(3)             (2.70)(3)            (2.66)(3)            (1.75)(3)
                                            (2.79)(4)             (2.70)(4)            (2.66)(4)               --

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, INCLUDING MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING THE U.S., CANADA, EUROPE, AUSTRALIA, NEW ZEALAND, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER GLOBAL FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER GLOBAL FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

@    ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON MAY 31, 2004.

MORGAN STANLEY GLOBAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS - MAY 31, 2004

NUMBER OF
 SHARES                                                           VALUE
----------------------------------------------------------------------------
             COMMON AND PREFERRED STOCKS (99.2%)

             AUSTRALIA (0.7%)
             AIRLINES
 1,205,069   Qantas Airways Ltd.                             $     2,951,238
                                                             ---------------
             BERMUDA (0.9%)
             INFORMATION TECHNOLOGY
             SERVICES
   154,321   Accenture Ltd. (Class A)*                             3,797,840
                                                             ---------------
             CANADA (1.1%)
             OTHER METALS/MINERALS
   139,415   Inco Ltd.*                                            4,506,994
                                                             ---------------
             FRANCE (4.0%)
             BROADCASTING
   132,076   M6 Metropole Television                               3,692,359
                                                             ---------------
             ELECTRICAL PRODUCTS
    54,045   Schneider Electric S.A.                               3,635,395
                                                             ---------------
             INTEGRATED OIL
    15,550   Total S.A.                                            2,917,755
                                                             ---------------
             MAJOR BANKS
    51,805   BNP Paribas S.A.                                      3,162,177
                                                             ---------------
             SEMICONDUCTORS
   151,428   STMicroelectronics NV                                 3,401,485
                                                             ---------------
             TOTAL FRANCE                                         16,809,171
                                                             ---------------
             GERMANY (5.0%)
             MAJOR BANKS
    37,886   Deutsche Bank AG
              (Registered Shares)                                  2,967,479
                                                             ---------------
             MAJOR TELECOMMUNICATIONS
   139,466   Deutsche Telekom AG
              (Registered Shares)*                                 2,339,374
                                                             ---------------
             MOTOR VEHICLES
     5,918   Porsche AG (Pref.)                                    3,995,256
   124,017   Volkswagen AG                                         5,408,006
                                                             ---------------
                                                                   9,403,262
                                                             ---------------
             MULTI-LINE INSURANCE
    58,631   Allianz AG
              (Registered Shares)*                           $     6,112,652
                                                             ---------------
             TOTAL GERMANY                                        20,822,767
                                                             ---------------
             HONG KONG (0.9%)
             REAL ESTATE DEVELOPMENT
   458,000   Sun Hung Kai Properties Ltd.                          3,892,959
                                                             ---------------
             ITALY (0.7%)
             MAJOR BANKS
   642,043   UniCredito Italiano SpA                               3,001,977
                                                             ---------------
             JAPAN (14.9%)
             AUTO PARTS: O.E.M.
   152,300   Denso Corporation                                     3,273,041
                                                             ---------------
             BROADCASTING
     1,705   Fuji Television Network, Inc.                         3,896,083
                                                             ---------------
             CHEMICALS: SPECIALTY
   148,100   Shin-Etsu Chemical Co., Ltd.                          5,197,198
   921,000   Sumitomo Chemical Co., Ltd.                           4,326,061
                                                             ---------------
                                                                   9,523,259
                                                             ---------------
             COMMERCIAL PRINTING/FORMS
   183,000   Dai Nippon Printing Co., Ltd.                         2,802,748
                                                             ---------------
             ELECTRONICS/APPLIANCES
   161,300   Sony Corp.                                            5,938,321
                                                             ---------------
             FINANCE/RENTAL/LEASING
    66,700   Promise Co., Ltd.                                     4,391,023
                                                             ---------------
             HOUSEHOLD/PERSONAL CARE
   192,000   Kao Corp.                                             4,500,544
                                                             ---------------
             INDUSTRIAL MACHINERY
    40,200   SMC Corporation                                       4,301,415
                                                             ---------------
             INVESTMENT BANKS/BROKERS
   331,000   Daiwa Securities Group Inc.                           2,317,120
                                                             ---------------
             MAJOR BANKS
   699,000   Sumitomo Trust &
              Banking Co., Ltd. (The)                              4,316,458
                                                             ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                           VALUE
----------------------------------------------------------------------------
             PHARMACEUTICALS: MAJOR
    76,900   Takeda Chemical
              Industries, Ltd.                               $     3,200,680
                                                             ---------------
             REAL ESTATE DEVELOPMENT
   659,000   Mitsubishi Estate Co., Ltd.                           8,132,925
                                                             ---------------
             WIRELESS TELECOMMUNICATIONS
     3,250   NTT DoCoMo, Inc.                                      6,129,851
                                                             ---------------
             TOTAL JAPAN                                          62,723,468
                                                             ---------------
             NETHERLANDS (8.5%)
             FOOD RETAIL
   707,628   Koninklijke Ahold NV*                                 5,546,060
                                                             ---------------
             FOOD: MAJOR DIVERSIFIED
    62,998   Unilever NV
              (Share Certificates)                                 4,141,493
                                                             ---------------
             FOOD: SPECIALTY/CANDY
   106,594   Koninklijke Numico NV*                                3,387,283
                                                             ---------------
             INDUSTRIAL CONGLOMERATES
   192,977   Koninklijke (Royal) Philips
              Electronics NV                                       5,241,796
                                                             ---------------
             INTEGRATED OIL
   208,678   Royal Dutch Petroleum Co.                            10,444,918
                                                             ---------------
             PUBLISHING: BOOKS/MAGAZINES
   396,344   Wolters Kluwer NV                                     6,715,932
                                                             ---------------
             TOTAL NETHERLANDS                                    35,477,482
                                                             ---------------
             NORWAY (1.3%)
             MAJOR TELECOMMUNICATIONS
   764,525   Telenor ASA                                           5,476,231
                                                             ---------------
             SPAIN (0.9%)
             MISCELLANEOUS COMMERCIAL SERVICES
   619,070   Amadeus Global Travel
              Distribution S.A. (A Shares)                         3,725,900
                                                             ---------------
             SWITZERLAND (4.7%)
             FINANCIAL CONGLOMERATES
    83,090   UBS AG (Registered Shares)                            5,956,771
                                                             ---------------
             OTHER CONSUMER SPECIALTIES
   173,734   Compagnie Financiere
              Richemont AG (Series A)                        $     4,474,967
                                                             ---------------
             PHARMACEUTICALS: MAJOR
   208,359   Novartis AG
              (Registered Shares)                                  9,337,939
                                                             ---------------
             TOTAL SWITZERLAND                                    19,769,677
                                                             ---------------
             TAIWAN (0.5%)
             SEMICONDUCTORS
   222,990   Taiwan Semiconductor
              Manufacturing Co.
              Ltd. (ADR)*                                          2,263,348
                                                             ---------------
             UNITED KINGDOM (9.2%)
             CABLE/SATELLITE TV
   371,993   British Sky Broadcasting
              Group PLC                                            4,180,948
                                                             ---------------
             HOTELS/RESORTS/CRUISELINES
   243,616   InterContinental Hotels
              Group PLC                                            2,336,404
                                                             ---------------
             INDUSTRIAL CONGLOMERATES
   192,959   Smiths Group PLC                                      2,465,669
                                                             ---------------
             INVESTMENT MANAGERS
   691,919   Amvescap PLC                                          4,636,231
                                                             ---------------
             LIFE/HEALTH INSURANCE
   704,436   Prudential PLC                                        5,794,465
                                                             ---------------
             MAJOR BANKS
   380,036   Barclays PLC                                          3,310,555
   245,850   HSBC Holdings PLC                                     3,643,713
    70,395   Royal Bank of Scotland
              Group PLC                                            2,124,031
                                                             ---------------
                                                                   9,078,299
                                                             ---------------
             PHARMACEUTICALS: MAJOR
   489,440   GlaxoSmithKline PLC                                  10,221,857
                                                             ---------------
             TOTAL UNITED KINGDOM                                 38,713,873
                                                             ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                           VALUE
----------------------------------------------------------------------------
             UNITED STATES (45.9%)
             AIR FREIGHT/COURIERS
    70,435   FedEx Corp.                                     $     5,182,607
                                                             ---------------
             BIOTECHNOLOGY
   123,029   Amgen Inc.*                                           6,729,686
    38,290   Martek Biosciences Corp.*                             2,449,411
                                                             ---------------
                                                                   9,179,097
                                                             ---------------
             CABLE/SATELLITE TV
   495,938   Liberty Media Corp.
              (Class A)*                                           5,445,399
                                                             ---------------
             COMPUTER COMMUNICATIONS
   336,855   Cisco Systems, Inc.*                                  7,461,338
                                                             ---------------
             COMPUTER PERIPHERALS
   212,937   Network Appliance, Inc.*                              4,216,153
                                                             ---------------
             DEPARTMENT STORES
    82,735   Kohl's Corp.*                                         3,934,877
                                                             ---------------
             DISCOUNT STORES
    52,032   Target Corp.                                          2,325,830
                                                             ---------------
             ELECTRIC UTILITIES
   249,575   Edison International                                  6,024,741
                                                             ---------------
             ELECTRONIC EQUIPMENT/
             INSTRUMENTS
   552,974   Xerox Corp.*                                          7,487,268
                                                             ---------------
             ELECTRONIC PRODUCTION
             EQUIPMENT
   425,163   Applied Materials, Inc.*                              8,486,254
                                                             ---------------
             FINANCE/RENTAL/LEASING
    59,667   Fannie Mae                                            4,039,456
                                                             ---------------
             FINANCIAL CONGLOMERATES
   196,517   Citigroup Inc.                                        9,124,284
   168,069   J.P. Morgan Chase & Co.                               6,191,662
                                                             ---------------
                                                                  15,315,946
                                                             ---------------
             INDUSTRIAL MACHINERY
   104,851   Kennametal Inc.                                       4,466,653
                                                             ---------------
             INFORMATION TECHNOLOGY
             SERVICES
    41,344   International Business
              Machines Corp.                                 $     3,662,665
                                                             ---------------
             INSURANCE BROKERS/SERVICES
    95,932   Marsh & McLennan
              Companies, Inc.                                      4,232,520
    92,739   Willis Group Holdings Ltd.                            3,307,073
                                                             ---------------
                                                                   7,539,593
                                                             ---------------
             INTERNET RETAIL
   126,026   InterActiveCorp*                                      3,939,573
                                                             ---------------
             INTERNET SOFTWARE/SERVICES
   455,211   BEA Systems, Inc.*                                    3,928,471
                                                             ---------------
             INVESTMENT MANAGERS
   130,395   Janus Capital Group, Inc.                             2,134,566
   128,646   Mellon Financial Corp.                                3,787,338
                                                             ---------------
                                                                   5,921,904
                                                             ---------------
             MAJOR BANKS
    89,894   Bank of America Corp.                                 7,472,888
                                                             ---------------
             MANAGED HEALTH CARE
    35,059   Aetna, Inc.                                           2,846,791
    34,336   Anthem, Inc.*                                         3,039,766
                                                             ---------------
                                                                   5,886,557
                                                             ---------------
             MEDIA CONGLOMERATES
   158,144   Viacom Inc. (Class B)
              (Non-Voting)                                         5,833,932
                                                             ---------------
             MULTI-LINE INSURANCE
    60,863   American International
              Group, Inc.                                          4,461,258
                                                             ---------------
             OIL & GAS PIPELINES
   823,599   El Paso Corp.                                         5,938,149
                                                             ---------------
             PACKAGED SOFTWARE
    77,873   Adobe Systems, Inc.                                   3,475,472
    58,969   Intuit Inc.*                                          2,310,405
   219,148   Microsoft Corp.                                       5,774,550
   371,053   Oracle Corp.*                                         4,200,320
                                                             ---------------
                                                                  15,760,747
                                                             ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                           VALUE
----------------------------------------------------------------------------
             PHARMACEUTICALS: MAJOR
   217,004   Bristol-Myers Squibb Co.                        $     5,483,691
    66,702   Johnson & Johnson                                     3,715,968
   305,761   Pfizer Inc.                                          10,805,594
                                                             ---------------
                                                                  20,005,253
                                                             ---------------
             PRECIOUS METALS
   104,926   Newmont Mining Corp.                                  4,166,611
                                                             ---------------
             SEMICONDUCTORS
    61,278   Maxim Integrated
              Products, Inc.                                       3,114,761
   305,217   Micron Technology, Inc.*                              4,587,412
                                                             ---------------
                                                                   7,702,173
                                                             ---------------
             TOBACCO
    87,151   Altria Group, Inc.                                    4,180,633
                                                             ---------------
             WHOLESALE DISTRIBUTORS
    47,662   Grainger (W.W.), Inc.                                 2,595,196
                                                             ---------------
             TOTAL UNITED STATES                                 192,561,222
                                                             ---------------
TOTAL INVESTMENTS
 (COST $401,311,134)(a)(b)                            99.2%      416,494,147
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                           0.8         3,380,064
                                                     -----   ---------------
NET ASSETS                                           100.0%  $   419,874,211
                                                     =====   ===============

----------
   ADR AMERICAN DEPOSITORY RECEIPT.
    *  NON-INCOME PRODUCING SECURITY.
   (a) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $93,738,850 IN CONNECTION WITH OPEN FORWARD FOREIGN CURRENCY CONTRACTS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $401,399,555. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $31,158,111 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $16,063,519, RESULTING IN NET UNREALIZED APPRECIATION OF $15,094,592.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MAY 31, 2004:

                                                                     UNREALIZED
     CONTRACTS              IN EXCHANGE               DELIVERY      APPRECIATION
     TO DELIVER                 FOR                     DATE       (DEPRECIATION)
-------------------------------------------------------------------------------------
$            102,152   CHF          127,864           06/01/04   $               (187)
$            212,260   EUR          173,557           06/01/04                   (381)
$             71,698   NOK          481,163           06/01/04                   (193)
EUR        5,485,543   AUD        8,925,000           06/01/04               (326,663)
JPY    1,058,427,720   CAD       13,150,000           06/01/04                 50,829
EUR        3,650,000   SEK       33,810,640           06/01/04                 81,154
NOK       15,335,105   HKD       17,250,000           06/01/04                (65,292)
CHF        2,885,124   $          2,200,000           06/01/04               (100,957)
AUD        8,925,000   EUR        5,216,583           06/01/04                 (1,647)
CAD       13,150,000   JPY    1,073,439,760           06/01/04                 85,314
HKD       17,250,000   NOK       14,854,043           06/01/04                 (6,191)
SEK       33,176,675   EUR        3,650,000           06/01/04                  3,909
$          2,200,000   CHF        2,757,260           06/01/04                 (1,018)
CHF        7,893,587   AUD        8,835,000           07/02/04                (18,778)
EUR        5,141,884   CAD        8,565,000           07/02/04                  8,641
EUR        3,435,000   GBP        2,298,482           07/02/04                  7,607
EUR        6,789,493   $          8,310,000           07/02/04                 29,195
JPY    2,303,822,850   $         20,775,000           07/02/04               (138,741)
NOK       28,371,892   SEK       31,375,000           07/02/04                 (6,862)
                                                                 --------------------
         Net unrealized depreciation                             $           (400,261)
                                                                 ====================

CURRENCY ABBREVIATIONS:
-----------------------
AUD    Australian Dollar.
GBP    British Pound.
CAD    Canadian Dollar.
EUR    Euro.
HKD    Hong Kong Dollar.
JPY    Japanese Yen.
NOK    Norwegian Krone.
SEK    Swedish Krona.
CHF    Swiss Franc.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL ADVANTAGE FUND

SUMMARY OF INVESTMENTS - MAY 31, 2004

                                                           PERCENT OF
INDUSTRY                                VALUE              NET ASSETS
------------------------------------------------------------------------
Air Freight/Couriers             $          5,182,607                1.2%
Airlines                                    2,951,238                0.7
Auto Parts: O.E.M.                          3,273,041                0.8
Biotechnology                               9,179,098                2.2
Broadcasting                                7,588,442                1.8
Cable/Satellite TV                          9,626,348                2.3
Chemicals: Specialty                        9,523,259                2.3
Commercial Printing/Forms                   2,802,748                0.7
Computer Communications                     7,461,338                1.8
Computer Peripherals                        4,216,153                1.0
Department Stores                           3,934,877                0.9
Discount Stores                             2,325,830                0.5
Electric Utilities                          6,024,740                1.4
Electrical Products                         3,635,395                0.9
Electronic Equipment/
 Instruments                                7,487,268                1.8
Electronic Production
 Equipment                                  8,486,253                2.0
Electronics/Appliances                      5,938,321                1.4
Finance/Rental/Leasing                      8,430,479                2.0
Financial Conglomerates                    21,272,717                5.1
Food Retail                                 5,546,060                1.3
Food: Major Diversified                     4,141,494                1.0
Food: Specialty/Candy                       3,387,283                0.8
Hotels/Resorts/Cruiselines                  2,336,404                0.5
Household/Personal Care                     4,500,544                1.1
Industrial Conglomerates                    7,707,464                1.8
Industrial Machinery                        8,768,067                2.1
Information Technology
 Services                                   7,460,505                1.8
Insurance Brokers/Services                  7,539,593                1.8
Integrated Oil                             13,362,673                3.2
Internet Retail                             3,939,573                0.9
Internet Software/Services                  3,928,471                0.9
Investment Banks/Brokers                    2,317,120                0.5
Investment Managers                        10,558,135                2.5
Life/Health Insurance                       5,794,465                1.4
Major Banks                                29,999,279                7.1
Major Telecommunications                    7,815,605                1.9
Managed Health Care                         5,886,557                1.4
Media Conglomerates                         5,833,932                1.4
Miscellaneous Commercial
 Services                        $          3,725,900                0.9%
Motor Vehicles                              9,403,262                2.2
Multi-Line Insurance                       10,573,910                2.5
Oil & Gas Pipelines                         5,938,149                1.4
Other Consumer Specialties                  4,474,967                1.1
Other Metals/Minerals                       4,506,995                1.1
Packaged Software                          15,760,747                3.8
Pharmaceuticals: Major                     42,765,729               10.2
Precious Metals                             4,166,611                1.0
Publishing: Books/Magazines                 6,715,932                1.6
Real Estate Development                    12,025,884                2.9
Semiconductors                             13,367,005                3.2
Tobacco                                     4,180,633                1.0
Wholesale Distributors                      2,595,196                0.6
Wireless Telecommunications                 6,129,851                1.5
                                 --------------------    ---------------
                                 $        416,494,147               99.2%
                                 ====================    ===============

                                                           PERCENT OF
TYPE OF INVESTMENT                      VALUE              NET ASSETS
------------------------------------------------------------------------
Common Stocks                    $        412,498,891               98.2%
Preferred Stock                             3,995,256                1.0
                                 --------------------    ---------------
                                 $        416,494,147               99.2%
                                 ====================    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL ADVANTAGE FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2004

ASSETS:
Investments in securities, at value
 (cost $401,311,134)                            $        416,494,147
Foreign currency at value (cost $151,142)                    166,058
Receivable for:
 Investments sold                                          8,870,139
 Dividends                                                   739,178
 Compensated forward foreign
  currency contracts                                         598,326
 Foreign withholding taxes reclaimed                         226,119
 Shares of beneficial interest sold                           95,758
Prepaid expenses and other assets                             17,486
                                                --------------------
    TOTAL ASSETS                                         427,207,211
                                                --------------------
LIABILITIES:
Unrealized depreciation on open
 forward foreign currency contracts                          400,261
Payable for:
 Investments purchased                                     4,202,391
 Payable to bank                                           1,584,588
 Shares of beneficial interest redeemed                      450,232
 Distribution fee                                            339,581
 Investment management fee                                   229,461
Accrued expenses and other payables                          126,486
                                                --------------------
    TOTAL LIABILITIES                                      7,333,000
                                                --------------------
    NET ASSETS                                  $        419,874,211
                                                --------------------
COMPOSITION OF NET ASSETS:
Paid-in-capital                                 $        796,240,998
Net unrealized appreciation                               14,799,412
Accumulated net investment loss                             (888,732)
Accumulated net realized loss                           (390,277,467)
                                                --------------------
    NET ASSETS                                  $        419,874,211
                                                ====================
CLASS A SHARES:
Net Assets                                      $         20,969,306
Shares Outstanding (unlimited
 authorized, $.01 par value)                               2,721,465
    NET ASSET VALUE PER SHARE                   $               7.71
                                                ====================
    Maximum Offering Price Per Share,
        (net asset value plus 5.54%
        of net asset value)                     $               8.14
                                                ====================
CLASS B SHARES:
Net Assets                                      $        366,268,770
Shares Outstanding (unlimited
 authorized, $.01 par value)                              49,920,675
    NET ASSET VALUE PER SHARE                   $               7.34
                                                ====================
CLASS C SHARES:
Net Assets                                      $         32,213,590
Shares Outstanding (unlimited
 authorized, $.01 par value)                               4,376,577
    NET ASSET VALUE PER SHARE                   $               7.36
                                                ====================
CLASS D SHARES:
Net Assets                                      $            422,545
Shares Outstanding (unlimited
 authorized, $.01 par value)                                  54,073
    NET ASSET VALUE PER SHARE                   $               7.81
                                                ====================

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2004

NET INVESTMENT LOSS:
INCOME
Dividends (net of $572,459
 foreign withholding tax)                       $          7,614,641
Interest                                                      21,035
                                                --------------------
    TOTAL INCOME                                           7,635,676
                                                --------------------
EXPENSES
Distribution fee (Class A shares)                             53,243
Distribution fee (Class B shares)                          3,929,081
Distribution fee (Class C shares)                            341,323
Investment management fee                                  2,920,524
Transfer agent fees and expenses                           1,231,725
Custodian fees                                               154,673
Shareholder reports and notices                              102,788
Professional fees                                             73,524
Registration fees                                             69,310
Trustees' fees and expenses                                    5,947
Other                                                         25,881
                                                --------------------
    TOTAL EXPENSES                                         8,908,019
                                                --------------------
    NET INVESTMENT LOSS                                   (1,272,343)
                                                --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                               85,596,659
Foreign exchange transactions                             (1,734,660)
                                                --------------------
    NET REALIZED GAIN                                     83,861,999
                                                --------------------
NET CHANGE IN UNREALIZED
 APPRECIATION/DEPRECIATION ON:
Investments                                                4,735,768
Translation of forward foreign currency
 contracts, other assets and liabilities
 denominated in foreign currencies                          (322,201)
                                                --------------------
    NET APPRECIATION                                       4,413,567
                                                --------------------
    NET GAIN                                              88,275,566
                                                --------------------
NET INCREASE                                    $         87,003,223
                                                ====================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR       FOR THE YEAR
                                                                               ENDED              ENDED
                                                                           MAY 31, 2004       MAY 31, 2003
                                                                         ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                                      $    (1,272,343)   $    (1,187,536)
Net realized gain (loss)                                                      83,861,999        (82,910,431)
Net change in unrealized appreciation                                          4,413,567         (9,448,451)
                                                                         ---------------    ---------------
    NET INCREASE (DECREASE)                                                   87,003,223        (93,546,418)

Net decrease from transactions in shares of beneficial interest             (105,929,962)      (158,227,245)
                                                                         ---------------    ---------------

    NET DECREASE                                                             (18,926,739)      (251,773,663)

NET ASSETS:
Beginning of period                                                          438,800,950        690,574,613
                                                                         ---------------    ---------------

END OF PERIOD
(INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF
$888,732 AND $1,315,937, RESPECTIVELY)                                   $   419,874,211    $   438,800,950
                                                                         ===============    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004

1.ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Global Advantage Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on October 16, 1997 and commenced operations on February 25, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investment Management Limited (the "Sub-Advisor") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees;

(7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.65% to the portion of the daily net assets not exceeding $1.5 billion and 0.625% to the portion of daily net assets exceeding $1.5 billion.

Effective August 11, 2003, the Investment Manager entered into a Sub-Advisory Agreement with the Sub-Advisor. Under the Sub-Advisory Agreement, the Sub-Advisor invests the Fund's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager paid the Sub-Advisor compensation of $1,061,309 for the period August 11, 2003 through May 31, 2004.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the

Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $53,291,959 at May 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended May 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended May 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $7,904, $550,584 and $489, respectively and received $9,136 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2004 aggregated $490,162,945 and $598,924,301, respectively. Included in the aforementioned are purchases and sales with other Morgan Stanley funds of $2,081,103 and $2,154,072, respectively, including a realized net gain of $345,119.

For the year ended May 31, 2004, the Fund incurred brokerage commissions of $32,806 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Sub-Advisor and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At May 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $12,900.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                   FOR THE YEAR                     FOR THE YEAR
                                                      ENDED                            ENDED
                                                   MAY 31, 2004                     MAY 31, 2003
                                           -----------------------------     -----------------------------
                                             SHARES          AMOUNT            SHARES          AMOUNT
                                           -----------   ---------------     -----------   ---------------
CLASS A SHARES
Sold                                         1,487,063   $     9,879,783          42,252   $       245,175
Redeemed                                    (2,062,347)      (14,095,934)       (946,276)       (5,697,532)
                                           -----------   ---------------     -----------   ---------------
Net decrease -- Class A                       (575,284)       (4,216,151)       (904,024)       (5,452,357)
                                           -----------   ---------------     -----------   ---------------
CLASS B SHARES
Sold                                           798,135         5,610,459         891,614         5,131,512
Redeemed                                   (14,320,625)      (99,788,018)    (25,429,187)     (147,133,440)
                                           -----------   ---------------     -----------   ---------------
Net decrease -- Class B                    (13,522,490)      (94,177,559)    (24,537,573)     (142,001,928)
                                           -----------   ---------------     -----------   ---------------
CLASS C SHARES
Sold                                            55,517           388,157         326,219         2,071,065
Redeemed                                    (1,116,352)       (7,794,489)     (2,119,582)      (12,507,986)
                                           -----------   ---------------     -----------   ---------------
Net decrease -- Class C                     (1,060,835)       (7,406,332)     (1,793,363)      (10,436,921)
                                           -----------   ---------------     -----------   ---------------
CLASS D SHARES
Sold                                             9,855            76,530           1,532             9,030
Redeemed                                       (26,864)         (206,450)        (58,516)         (345,069)
                                           -----------   ---------------     -----------   ---------------
Net decrease -- Class D                        (17,009)         (129,920)        (56,984)         (336,039)
                                           -----------   ---------------     -----------   ---------------
Net decrease in Fund                       (15,175,618)  $  (105,929,962)    (27,291,944)  $  (158,227,245)
                                           ===========   ===============     ===========   ===============

7. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2004, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings                                        --
Capital loss carryforward*                         $  (390,189,045)
Post-October losses                                     (1,424,108)
Net unrealized appreciation                             15,246,366
                                                   ---------------
Total accumulated losses                           $  (376,366,787)
                                                   ===============

*During the year ended May 31, 2004, the Fund utilized $65,280,886 of its net capital loss carryforward. As of May 31, 2004, the Fund had a net capital loss carryforward of $390,189,045 of which $238,879,418 will expire on May 31, 2010 and $151,309,627 will expire on May 31, 2011 to offset future capital gains to the extent provided by regulations.

As of May 31, 2004, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital and foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and mark-to-market of open forward foreign currency exchange contracts and permanent book/tax differences attributable to a net operating loss and foreign currency losses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $3,434,208, accumulated net investment loss was credited $1,699,548, and accumulated net realized loss was credited $1,734,660.

8. LEGAL MATTERS

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY GLOBAL ADVANTAGE FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                       FOR THE YEAR ENDED MAY 31,
                                             --------------------------------------------------------------------------
                                                2004           2003            2002            2001            2000
                                             -----------    -----------     -----------     -----------     -----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period         $      6.32    $      7.16     $      8.70     $     12.71     $     10.84
                                             -----------    -----------     -----------     -----------     -----------
Income (loss) from investment operations:
  Net investment income (loss)++                    0.03           0.03            0.01            0.00           (0.01)
  Net realized and unrealized gain (loss)           1.36          (0.87)          (1.55)          (2.61)           1.88
                                             -----------    -----------     -----------     -----------     -----------
Total income (loss) from investment
 operations                                         1.39          (0.84)          (1.54)          (2.61)           1.87
                                             -----------    -----------     -----------     -----------     -----------
Less distributions from net realized gain              -              -               -           (1.40)              -
                                             -----------    -----------     -----------     -----------     -----------
Net asset value, end of period               $      7.71    $      6.32     $      7.16     $      8.70     $     12.71
                                             ===========    ===========     ===========     ===========     ===========
TOTAL RETURN+                                      21.99%        (11.73)%        (17.70)%        (21.87)%         17.25%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                            1.26%          1.31%           1.17%           1.05%           1.07%
Net investment income (loss)                        0.44%          0.48%           0.09%           0.02%          (0.10)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands      $    20,969    $    20,824     $    30,094     $    58,478     $    97,057
Portfolio turnover rate                              111%           135%             50%             51%             75%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                     FOR THE YEAR ENDED MAY 31,
                                             --------------------------------------------------------------------------
                                                2004            2003            2002            2001           2000
                                             -----------    -----------     -----------     -----------     -----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period         $      6.06    $      6.93     $      8.48     $     12.52     $     10.76
                                             -----------    -----------     -----------     -----------     -----------
Income (loss) from investment
 operations:
  Net investment loss++                            (0.02)         (0.02)          (0.05)          (0.08)          (0.11)
  Net realized and unrealized
   gain (loss)                                      1.30          (0.85)          (1.50)          (2.56)           1.87
                                             -----------    -----------     -----------     -----------     -----------
Total income (loss) from
 investment operations                              1.28          (0.87)          (1.55)          (2.64)           1.76
                                             -----------    -----------     -----------     -----------     -----------
Less distributions from
 net realized gain                                     -              -               -           (1.40)              -
                                             -----------    -----------     -----------     -----------     -----------
Net asset value, end of period               $      7.34    $      6.06     $      6.93     $      8.48     $     12.52
                                             ===========    ===========     ===========     ===========     ===========
TOTAL RETURN+                                      21.12%        (12.55)%        (18.28)%        (22.48)%         16.36%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                            2.02%          2.07%           1.93%           1.82%           1.83%
Net investment loss                                (0.32)%        (0.28)%         (0.67)%         (0.75)%         (0.86)%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                                $   366,269    $   384,467     $   609,319     $ 1,082,667     $ 1,688,392
Portfolio turnover rate                              111%           135%             50%             51%             75%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                     FOR THE YEAR ENDED MAY 31,
                                             --------------------------------------------------------------------------
                                                2004            2003            2002           2001            2000
                                             -----------    -----------     -----------     -----------     -----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period         $      6.08    $      6.95     $      8.50     $     12.55     $     10.78
                                             -----------    -----------     -----------     -----------     -----------
Income (loss) from investment operations:
  Net investment loss++                            (0.02)         (0.02)          (0.05)          (0.08)          (0.11)
  Net realized and unrealized gain (loss)           1.30          (0.85)          (1.50)          (2.57)           1.88
                                             -----------    -----------     -----------     -----------     -----------
Total income (loss) from investment
 operations                                         1.28          (0.87)          (1.55)          (2.65)           1.77
                                             -----------    -----------     -----------     -----------     -----------
Less distributions from net realized gain              -              -               -           (1.40)              -
                                             -----------    -----------     -----------     -----------     -----------
Net asset value, end of period               $      7.36    $      6.08     $      6.95     $      8.50     $     12.55
                                             ===========    ===========     ===========     ===========     ===========
TOTAL RETURN+                                      21.05%        (12.52)%        (18.24)%        (22.51)%         16.42%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                            2.02%          2.07%           1.90%           1.81%           1.83%
Net investment loss                                (0.32)%        (0.28)%         (0.64)%         (0.74)%         (0.86)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands      $    32,213    $    33,056     $    50,236     $    89,912     $   138,694
Portfolio turnover rate                              111%           135%             50%             51%             75%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                    FOR THE YEAR ENDED MAY 31,
                                             --------------------------------------------------------------------------
                                                2004            2003            2002            2001            2000
                                             -----------    -----------     -----------     -----------     -----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period         $      6.39    $      7.23     $      8.76     $     12.77     $     10.87
                                             -----------    -----------     -----------     -----------     -----------
Income (loss) from investment operations:
  Net investment income++                           0.05           0.04            0.02            0.05            0.00
  Net realized and unrealized gain (loss)           1.37          (0.88)          (1.55)          (2.66)           1.90
                                             -----------    -----------     -----------     -----------     -----------
Total income (loss) from investment
 operations                                         1.42          (0.84)          (1.53)          (2.61)           1.90
                                             -----------    -----------     -----------     -----------     -----------
Less distributions from net realized gain              -              -               -           (1.40)              -
                                             -----------    -----------     -----------     -----------     -----------
Net asset value, end of period               $      7.81    $      6.39     $      7.23     $      8.76     $     12.77
                                             ===========    ===========     ===========     ===========     ===========
TOTAL RETURN+                                      22.22%        (11.62)%        (17.47)%        (21.76)%         17.48%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                            1.02%          1.07%           0.93%           0.82%           0.83%
Net investment income                               0.68%          0.72%           0.33%           0.25%           0.14%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands      $       423    $       454     $       926     $     1,986     $     1,247
Portfolio turnover rate                              111%           135%             50%             51%             75%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL ADVANTAGE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF MORGAN STANLEY GLOBAL ADVANTAGE FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Global Advantage Fund (the "Fund"), including the portfolio of investments, as of May 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Global Advantage Fund as of May 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
JULY 19, 2004

MORGAN STANLEY GLOBAL ADVANTAGE FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                              TERM OF                                       IN FUND
                               POSITION(S)   OFFICE AND                                     COMPLEX
  NAME, AGE AND ADDRESS OF      HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING    OVERSEEN        OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE        REGISTRANT   TIME SERVED*          PAST 5 YEARS**          BY TRUSTEE***       HELD BY TRUSTEE
-----------------------------  -----------  ------------  ------------------------------  -------------  --------------------------
Michael Bozic (63)             Trustee      Since         Private Investor; Director or   208            Director of Weirton Steel
c/o Kramer Levin Naftalis &                 April 1994    Trustee of the Retail Funds                    Corporation.
Frankel LLP                                               (since April 1994) and the
Counsel to the Independent                                Institutional Funds (since
Trustees                                                  July 2003); formerly Vice
919 Third Avenue                                          Chairman of Kmart Corporation
New York, NY                                              (December 1998-October
                                                          2000), Chairman and Chief
                                                          Executive Officer of Levitz
                                                          Furniture Corporation
                                                          (November 1995-November 1998)
                                                          and President and Chief
                                                          Executive Officer of Hills
                                                          Department Stores (May 1991-
                                                          July 1995); formerly variously
                                                          Chairman, Chief Executive
                                                          Officer, President and Chief
                                                          Operating Officer (1987-1991)
                                                          of the Sears Merchandise Group
                                                          of Sears, Roebuck & Co.

Edwin J. Garn (71)             Trustee      Since         Managing Director of Summit     208            Director of Franklin Covey
c/o Summit Ventures LLC                     January 1993  Ventures, LLC; Director or                     (time management systems),
1 Utah Center                                             Trustee of the Retail Funds                    BMW Bank of North America,
201 S. Main Street                                        (since January 1993) and the                   Inc. (industrial loan
Salt Lake City, UT                                        Institutional Funds (since                     corporation), United Space
                                                          July 2003); member of the Utah                 Alliance (joint venture
                                                          Regional Advisory Board of                     between Lockheed Martin
                                                          Pacific Corp.; formerly United                 and the Boeing Company)
                                                          States Senator (R-Utah)                        and Nuskin Asia Pacific
                                                          (1974-1992) and Chairman,                      (multilevel marketing);
                                                          Senate Banking Committee                       member of the board of
                                                          (1980-1986), Mayor of Salt                     various civic and
                                                          Lake City, Utah (1971-1974),                   charitable organizations.
                                                          Astronaut, Space Shuttle
                                                          Discovery (April 12-19, 1985),
                                                          and Vice Chairman, Huntsman
                                                          Corporation (chemical
                                                          company).

Wayne E. Hedien (70)           Trustee      Since         Retired; Director or Trustee    208            Director of The PMI Group
c/o Kramer Levin Naftalis &                 September     of the Retail Funds (since                     Inc. (private mortgage
Frankel LLP                                 1997          September 1997) and the                        insurance); Trustee and
Counsel to the Independent                                Institutional Funds (since                     Vice Chairman of The Field
Trustees                                                  July 2003); formerly                           Museum of Natural History;
919 Third Avenue                                          associated with the Allstate                   director of various other
New York, NY                                              Companies (1966-1994), most                    business and charitable
                                                          recently as Chairman of The                    organizations.
                                                          Allstate Corporation (March
                                                          1993-December 1994) and
                                                          Chairman and Chief Executive
                                                          Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance
                                                          Company (July 1989-December
                                                          1994).

                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                              TERM OF                                       IN FUND
                               POSITION(S)   OFFICE AND                                     COMPLEX
  NAME, AGE AND ADDRESS OF      HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING    OVERSEEN        OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE        REGISTRANT   TIME SERVED*          PAST 5 YEARS**          BY TRUSTEE***       HELD BY TRUSTEE
-----------------------------  -----------  ------------  ------------------------------  -------------  --------------------------
Dr. Manuel H. Johnson (55)     Trustee      Since         Senior Partner, Johnson Smick   208            Director of NVR, Inc.
c/o Johnson Smick                           July 1991     International, Inc., a                         (home construction);
International, Inc.                                       consulting firm; Chairman of                   Chairman and Trustee of
2099 Pennsylvania Avenue, N.W.                            the Audit Committee and                        the Financial Accounting
Suite 950                                                 Director or Trustee of the                     Foundation (oversight
Washington, D.C.                                          Retail Funds (since July 1991)                 organization of the
                                                          and the Institutional Funds                    Financial Accounting
                                                          (since July 2003); Co-Chairman                 Standards Board); Director
                                                          and a founder of the Group of                  of RBS Greenwich Capital
                                                          Seven Council (G7C), an                        Holdings (financial
                                                          international economic                         holding company).
                                                          commission; formerly Vice
                                                          Chairman of the Board of
                                                          Governors of the Federal
                                                          Reserve System and Assistant
                                                          Secretary of the U.S.
                                                          Treasury.

Joseph J. Kearns (61)          Trustee      Since         President, Kearns & Associates  209            Director of Electro Rent
PMB754                                      July 2003     LLC (investment consulting);                   Corporation (equipment
23852 Pacific Coast Highway                               Deputy Chairman of the Audit                   leasing), The Ford Family
Malibu, CA                                                Committee and Director or                      Foundation, and the UCLA
                                                          Trustee of the Retail Funds                    Foundation.
                                                          (since July 2003) and the
                                                          Institutional Funds (since
                                                          August 1994); previously
                                                          Chairman of the Audit
                                                          Committee of the Institutional
                                                          Funds (October 2001-July
                                                          2003); formerly CFO of the
                                                          J. Paul Getty Trust.

Michael E. Nugent (68)         Trustee      Since         General Partner of Triumph      208            Director of various
c/o Triumph Capital, L.P.                   July 1991     Capital, L.P., a private                       business organizations.
445 Park Avenue                                           investment partnership;
New York, NY                                              Chairman of the Insurance
                                                          Committee and Director or
                                                          Trustee of the Retail Funds
                                                          (since July 1991) and the
                                                          Institutional Funds (since
                                                          July 2001); formerly Vice
                                                          President, Bankers Trust
                                                          Company and BT Capital
                                                          Corporation (1984-1988).

Fergus Reid (71)               Trustee      Since         Chairman of Lumelite Plastics   209            Trustee and Director of
c/o Lumelite Plastics                       July 2003     Corporation; Chairman of the                   certain investment
Corporation                                               Governance Committee and                       companies in the JPMorgan
85 Charles Colman Blvd.                                   Director or Trustee of the                     Funds complex managed by
Pawling, NY                                               Retail Funds (since July 2003)                 J.P. Morgan Investment
                                                          and the Institutional Funds                    Management Inc.
                                                          (since June 1992).

INTERESTED TRUSTEES:

                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                              TERM OF                                       IN FUND
                               POSITION(S)   OFFICE AND                                     COMPLEX
  NAME, AGE AND ADDRESS OF      HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING    OVERSEEN        OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE        REGISTRANT   TIME SERVED*          PAST 5 YEARS**          BY TRUSTEE***       HELD BY TRUSTEE
-----------------------------  -----------  ------------  ------------------------------  -------------  --------------------------
Charles A. Fiumefreddo (71)    Chairman of  Since         Chairman and Director or        208            None
c/o Morgan Stanley Trust       the Board    July 1991     Trustee of the Retail Funds
Harborside Financial Center,   and Trustee                (since July 1991) and the
Plaza Two,                                                Institutional Funds (since
Jersey City, NJ                                           July 2003); formerly Chief
                                                          Executive Officer of the
                                                          Retail Funds(until
                                                          September 2002).

James F. Higgins (56)          Trustee      Since         Director or Trustee of the      208            Director of AXA Financial,
c/o Morgan Stanley Trust                    June 2000     Retail Funds (since June 2000)                 Inc. and The Equitable Life
Harborside Financial Center,                              and the Institutional Funds                    Assurance Society of the
Plaza Two,                                                (since July 2003); Senior                      United States (financial
Jersey City, NJ                                           Advisor of Morgan Stanley                      services).
                                                          (since August 2000); Director
                                                          of the Distributor and Dean
                                                          Witter Realty Inc.; previously
                                                          President and Chief Operating
                                                          Officer of the Private Client
                                                          Group of Morgan Stanley (May
                                                          1999-August 2000), and
                                                          President and Chief Operating
                                                          Officer of Individual
                                                          Securities of Morgan Stanley
                                                          (February 1997-May 1999).

-----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER ") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                        TERM OF
                                   POSITION(S)         OFFICE AND
  NAME, AGE AND ADDRESS OF          HELD WITH          LENGTH OF
     EXECUTIVE OFFICER             REGISTRANT         TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------   ------------------   ----------------   -------------------------------------------------------
Mitchell M. Merin (50)         President            Since May 1999     President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                            Investment Management Inc.; President, Director and
New York, NY                                                           Chief Executive Officer of the Investment Manager and
                                                                       Morgan Stanley Services; Chairman and Director of the
                                                                       Distributor; Chairman and Director of the Transfer
                                                                       Agent; Director of various Morgan Stanley subsidiaries;
                                                                       President of the Institutional Funds (since July 2003)
                                                                       and President of the Retail Funds (since May 1999);
                                                                       Trustee (since July 2003) and President (since December
                                                                       2002) of the Van Kampen Closed-End Funds; Trustee
                                                                       (since May 1999) and President (since October 2002) of
                                                                       the Van Kampen Open-End Funds.

Barry Fink (49)                Vice President       Since              General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                         February 1997      (since December 2000) of Morgan Stanley Investment
New York, NY                                                           Management; Managing Director (since December 2000),
                                                                       Secretary (since February 1997) and Director (since
                                                                       July 1998) of the Investment Manager and Morgan Stanley
                                                                       Services; Vice President of the Retail Funds; Assistant
                                                                       Secretary of Morgan Stanley DW; Vice President of the
                                                                       Institutional Funds (since July 2003); Managing
                                                                       Director, Secretary and Director of the Distributor;
                                                                       previously Secretary (February 1997-July 2003) and
                                                                       General Counsel (February 1997-April 2004) of the
                                                                       Retail Funds; Vice President and Assistant General
                                                                       Counsel of the Investment Manager and Morgan Stanley
                                                                       Services (February 1997-December 2001).

Ronald E. Robison (65)         Executive Vice       Since              Principal Executive Officer-Office of the Funds (since
1221 Avenue of the Americas    President and        April 2003         November 2003); Managing Director of Morgan Stanley &
New York, NY                   Principal                               Co. Incorporated, Managing Director of Morgan Stanley;
                               Executive                               Managing Director, Chief Administrative Officer and
                               Officer                                 Director of the Investment Manager and Morgan Stanley
                                                                       Services; Chief Executive Officer and Director of the
                                                                       Transfer Agent; Managing Director and Director of the
                                                                       Distributor; Executive Vice President and Principal
                                                                       Executive Officer of the Institutional Funds (since
                                                                       July 2003) and the Retail Funds (since April 2003);
                                                                       Director of Morgan Stanley SICAV (since May 2004);
                                                                       previously President and Director of the Institutional
                                                                       Funds (March 2001-July 2003) and Chief Global
                                                                       Operations Officer of Morgan Stanley Investment
                                                                       Management Inc.

Joseph J. McAlinden (61)       Vice President       Since July 1995    Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                            Investment Manager and Morgan Stanley Investment
New York, NY                                                           Management Inc., Director of the Transfer Agent, Chief
                                                                       Investment Officer of the Van Kampen Funds; Vice
                                                                       President of the Institutional Funds (since July 2003)
                                                                       and the Retail Funds (since July 1995).

Stefanie V. Chang (37)         Vice President       Since July 2003    Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                            Incorporated, Morgan Stanley Investment Management
New York, NY                                                           Inc., and the Investment Manager; Vice President of the
                                                                       Institutional Funds (since December 1997) and the
                                                                       Retail Funds (since July 2003); formerly practiced law
                                                                       with the New York law firm of Rogers & Wells (now
                                                                       Clifford Chance US LLP).

                                                        TERM OF
                                   POSITION(S)         OFFICE AND
  NAME, AGE AND ADDRESS OF          HELD WITH          LENGTH OF
     EXECUTIVE OFFICER             REGISTRANT         TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------   ------------------   ----------------   -------------------------------------------------------
Francis J. Smith (38)          Treasurer and        Treasurer since    Executive Director of the Investment Manager and Morgan
c/o Morgan Stanley Trust       Chief Financial      July 2003 and      Stanley Services (since December 2001); previously Vice
Harborside Financial Center,   Officer              Chief Financial    President of the Retail Funds (September 2002-July
Plaza Two,                                          Officer since      2003), and Vice President of the Investment Manager and
Jersey City, NJ                                     September 2002     Morgan Stanley Services (August 2000-November 2001) and
                                                                       Senior Manager at PricewaterhouseCoopers LLP (January
                                                                       1998-August 2000).

Thomas F. Caloia (58)          Vice President       Since July 2003    Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                               Treasurer of the Investment Manager, the Distributor
Harborside Financial Center,                                           and Morgan Stanley Services; previously Treasurer of
Plaza Two,                                                             the Retail Funds (April 1989-July 2003); formerly First
Jersey City, NJ                                                        Vice President of the Investment Manager, the
                                                                       Distributor and Morgan Stanley Services.

Mary E. Mullin (37)            Secretary            Since July 2003    Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                            Incorporated, Morgan Stanley Investment Management Inc.
New York, NY                                                           and the Investment Manager; Secretary of the
                                                                       Institutional Funds (since June 1999) and the Retail
                                                                       Funds (since July 2003); formerly practiced law with
                                                                       the New York law firms of McDermott, Will & Emery and
                                                                       Skadden, Arps, Slate, Meagher & Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                           GLOBAL ADVANTAGE FUND

                                                                   ANNUAL REPORT
                                                                    MAY 31, 2004

[MORGAN STANLEY LOGO]

3602IRPT-RA04-00337P-Y05/04

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)     No information need be disclosed pursuant to this paragraph.

(c)     Not applicable.

(d)     Not applicable.

(e)     Not applicable.

(f)

        (1)    The Fund's Code of Ethics is attached hereto as Exhibit A.

        (2)    Not applicable.

        (3)    Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

        2004

                                                   REGISTRANT       COVERED ENTITIES(1)
            AUDIT FEES                            $     33,230                 N/A

            NON-AUDIT FEES
                AUDIT-RELATED FEES                $        452(2)     $  3,364,576(2)
                TAX FEES                          $      4,384(3)     $    652,431(4)
                ALL OTHER FEES                    $          -        $          -
            TOTAL NON-AUDIT FEES                  $      4,836        $  4,017,007

            TOTAL                                 $     38,066        $  4,017,007

        2003

                                                   REGISTRANT       COVERED ENTITIES(1)
            AUDIT FEES                            $     33,913                 N/A

            NON-AUDIT FEES
                AUDIT-RELATED FEES                $      1,341(2)     $  2,620,902(2)
                TAX FEES                          $      4,479(3)     $    302,377(4)
                ALL OTHER FEES                    $          -        $    423,095(5)
            TOTAL NON-AUDIT FEES                  $      5,820        $  3,346,374

            TOTAL                                 $     39,733        $  3,346,374

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
          (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
          (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
          (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management
     Morgan Stanley Investments LP
     Van Kampen Asset Management Inc.
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investments LP
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and

Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Advantage Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2004